1. OPERATING CONTEXT (Details Narrative) - BRL (R$) R$ in Millions					1 Months Ended	12 Months Ended
	Mar. 16, 2021	Nov. 25, 2020	Apr. 08, 2020	Jan. 13, 2020	Mar. 31, 2020	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Amount of tariff discounts established			R$ 900
Regulatory fees			R$ 122
Description of consumption of natural gas					The initiatives to reduce transmission of Covid-19, also led to lower consumption of natural gas in 2020 than in 2019: consumption by the industrial sector was 3% lower year-on-year, and consumption by the automotive sector was 28% lower. At the same time, consumption in 2020 by residential users was 20% higher year-on-year, and by commercial users was 14% higher - reflecting the natural motivation of increased use of natural gas as a safer option when supply is continuous
Description of brazilian national grid fell						The total load on the Brazilian national grid fell in 2020, especially from March to May, and has been recovering gradually since. Year to date, the energy transported and sold to Cemig D customers increased 4.42% and reduced 5.31%, respectively. In the second semester of 2020, the energy transported increased 10.29% and the energy sold expanded 94.66%, compared with the same period of the last year, reflecting the easing of social distancing rules.
Events after reporting period [member]
Disclosure of subsidiaries [line items]
Cash	R$ 151
Amount of capital expenditure	349
Labor expense	R$ 164
Eletrobras [member] | Events after reporting period [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest in total share capital				49.00%
Companhia de transmissao centroeste de minas ('centroeste') [member]
Disclosure of subsidiaries [line items]
Percentage of shares acquired				49.00%
Cemig solucoes inteligentes em energia s.a [member]
Disclosure of subsidiaries [line items]
Description of acquisition of interest in special-purpose companies		The Company’s wholly-owned subsidiary Cemig Soluções Inteligentes em Energia S.A. (‘Cemig Sim’) acquired 49% of interest in seven special-purpose companies operating in photovoltaic solar generation for the distributed generation market (‘geração distribuída’), with total installed capacity of 29.45MWp, for 55. On August 19, 2020 and on September 30, 2020, this wholly-owned subsidiary also acquired 49% of interest in two others SPCs operating in the same market segment for R$8 and R$10, respectively, with total installed capacity of 11.62 MWp